Schedule I - Condensed Financial Information of Registrant (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Par Value (In Dollars Per Share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value (In Dollars Per Share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Shares Outstanding	5,482,585	5,482,585	5,483,773
Treasury Shares	40,481	40,481	40,481
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Par Value (In Dollars Per Share)		$ 0.01	$ 0.01
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par Value (In Dollars Per Share)		$ 0.01	$ 0.01
Common Stock, Shares Authorized		10,000,000	10,000,000
Common Stock, Shares Outstanding		5,482,585	5,483,773
Treasury Shares		40,481	40,481
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par Value (In Dollars Per Share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	3,750,000	3,750,000	3,750,000
Common Stock, Shares Outstanding	795,479	795,479	795,479
Common Class B [Member] | Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par Value (In Dollars Per Share)		$ 0.01	$ 0.01
Common Stock, Shares Authorized		3,750,000	3,750,000
Common Stock, Shares Outstanding		795,479	795,479